Restructuring charges/other (Details) (USD $)	3 Months Ended	12 Months Ended			36 Months Ended	3 Months Ended		12 Months Ended			36 Months Ended	12 Months Ended			14 Months Ended	36 Months Ended	14 Months Ended	12 Months Ended			36 Months Ended	12 Months Ended			36 Months Ended	24 Months Ended		12 Months Ended			36 Months Ended
	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2013 2013 Action Jobs	Dec. 31, 2013 2013 Action Severance and benefits cost	Dec. 31, 2013 2013 Action Severance and benefits cost	Dec. 31, 2012 2013 Action Severance and benefits cost	Dec. 31, 2011 2013 Action Severance and benefits cost	Dec. 31, 2013 2013 Action Severance and benefits cost	Dec. 31, 2013 2012 Action Jobs	Dec. 31, 2012 2012 Action	Dec. 31, 2011 2012 Action	Dec. 31, 2013 2012 Action Jobs	Dec. 31, 2013 2012 Action Jobs	Dec. 31, 2013 2012 Action Goodwill impairment	Dec. 31, 2013 2012 Action Severance and benefits cost	Dec. 31, 2012 2012 Action Severance and benefits cost	Dec. 31, 2011 2012 Action Severance and benefits cost	Dec. 31, 2013 2012 Action Severance and benefits cost	Dec. 31, 2013 Prior Actions	Dec. 31, 2012 Prior Actions	Dec. 31, 2011 Prior Actions	Dec. 31, 2013 Prior Actions	Dec. 31, 2013 Prior Actions Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member]	Dec. 31, 2012 Prior Actions Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member] facilities Employees	Dec. 31, 2013 Prior Actions Severance and benefits cost	Dec. 31, 2012 Prior Actions Severance and benefits cost	Dec. 31, 2011 Prior Actions Severance and benefits cost	Dec. 31, 2013 Prior Actions Severance and benefits cost
Restructuring and Related Cost [Line Items]
Number of jobs eliminated (in jobs)						1,100						1,700			1,700	1,700
Additional restructuring and related charges							$ 80,000,000
Restructuring charges		126,000,000	400,000,000	112,000,000	638,000,000	49,000,000		49,000,000	0	0	49,000,000	38,000,000	351,000,000	0		389,000,000	90,000,000	30,000,000	245,000,000	0	275,000,000	39,000,000	49,000,000	112,000,000	200,000,000	200,000,000		6,000,000	6,000,000	107,000,000	119,000,000
Payments for severance costs		292,000,000	46,000,000	10,000,000		0		0	0	0					180,000,000			176,000,000	4,000,000	0						97,000,000		90,000,000	19,000,000	9,000,000
Restructuring and related activities, Number of facilities closing																											2
Number of employees employed at each facility (in employees)																											500
Gain on technology transfer		315,000,000	0	0
Gain on transfer of Japan substitutional pension	$ 144,000,000	$ 0	$ 144,000,000	$ 0